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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended: 12/31/2012
                                                   _____________
    Check here if Amendment[ ]: Amendment Number:
                                                   _____________

                        This Amendment (Check only one):
                        [   ] is a restatement
                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
           _____________________________________________________________________
Address:   222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number 28- 4651
                         _______________________________________________________

           The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela Newhouse
           _____________________________________________________________________
Title:     Investment Information Manager
           _____________________________________________________________________
Phone:     312-236-6300
           _____________________________________________________________________

Signature, Place, and Date of Signing:

/s/ Angela Newhouse
________________________________________________________________________________
(Signature)

Chicago, Illinois
________________________________________________________________________________
(City, State)

2/11/2013
________________________________________________________________________________
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
_____________

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Manager:
           0
      __________________________________________________________________________

Form 13F Information Table Entry Total:
           4
      __________________________________________________________________________

Form 13F Information Table Value Total:
      $  2,942,310 (thousands)
      _____________

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
      NONE
      _____________

                                                           13F HOLDINGS REPORT
                                                                12/31/2012

       COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7           COLUMN 8
       NAME OF         TITLE OF                VALUE       SHRS OR    SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
        ISSUER          CLASS     CUSIP      (X $1000)     PRN AMT    PRN CALL  DISCRETION MANAGERS     SOLE     SHARED   NONE

ALAMO GROUP INC          COM     011311107      55,491     1,700,100  SH           SOLE               1,700,100
GENERAL DYNAMICS CORP    COM     369550108   2,313,499    33,397,060  SH           SOLE              33,397,060
PETSMART INC             COM     716768106     409,552     5,992,940  SH           SOLE               5,992,940
POLYPORE INTL INC        COM     73179V103     163,767     3,520,699  SH           SOLE               3,520,699

TOTAL                                        2,942,310    44,610,799                                 44,610,799